INCOME TAXES - Schedule of Movement in Components of Deferred Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Income Tax Expense (Recovery)	$ 81,000,000	$ (415,000,000)
Deferred Income Tax Liability (Asset)	2,957,000,000	2,868,000,000
Acquisition	0	936,000,000
Derivative financial instruments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Income Tax Expense (Recovery)	(15,000,000)	(39,000,000)
Deferred Income Tax Liability (Asset)	(33,000,000)	(25,000,000)
Share-based payments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Income Tax Expense (Recovery)	(2,000,000)	3,000,000
Deferred Income Tax Liability (Asset)	(38,000,000)	(36,000,000)
Provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Income Tax Expense (Recovery)	(30,000,000)	(9,000,000)
Deferred Income Tax Liability (Asset)	(136,000,000)	(106,000,000)
Benefit of loss carryforwards
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Income Tax Expense (Recovery)	8,000,000	23,000,000
Deferred Income Tax Liability (Asset)	(679,000,000)	(687,000,000)
Other deductible temporary differences
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Income Tax Expense (Recovery)	25,000,000	66,000,000
Deferred Income Tax Liability (Asset)	(91,000,000)	(107,000,000)
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Income Tax Expense (Recovery)	128,000,000	85,000,000
Deferred Income Tax Liability (Asset)	3,454,000,000	3,326,000,000
Employee benefits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Income Tax Expense (Recovery)	(3,000,000)	(3,000,000)
Deferred Income Tax Liability (Asset)	9,000,000	2,000,000
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Income Tax Expense (Recovery)	1,000,000	9,000,000
Deferred Income Tax Liability (Asset)	270,000,000	269,000,000
Investments in equity accounted investees
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Income Tax Expense (Recovery)	49,000,000	(635,000,000)
Deferred Income Tax Liability (Asset)	200,000,000	151,000,000
Taxable limited partnership income deferral
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred Income Tax Expense (Recovery)	(80,000,000)	85,000,000
Deferred Income Tax Liability (Asset)	$ 1,000,000	$ 81,000,000